Offerings - Offering: 1	Feb. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share, SiTime Corporation 2019 Stock Incentive Plan
Amount Registered | shares	788,965
Proposed Maximum Offering Price per Unit	355.19
Maximum Aggregate Offering Price	$ 280,232,478.35
Fee Rate	0.01381%
Amount of Registration Fee	$ 38,700.11
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers any additional securities of SiTime Corporation (the "Corporation") that may be offered or become issuable under the SiTime Corporation 2019 Stock Incentive Plan and the SiTime Corporation 2022 Amended and Restated Stock Incentive Award Plan in connection with any stock split, stock dividend, recapitalization or any other similar transaction effected without receipt of consideration, which results in an increase in the number of the Corporation's outstanding shares of Common Stock. (2) Estimated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for the purposes of calculating the registration fee, based upon $355.19, which is the average of the high and low selling prices of the Corporation's Common Stock as reported on The Nasdaq Global Market on February 10, 2025.